Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	MOMO
Entity Registrant Name	Momo Inc.
Entity Central Index Key	0001610601
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Class A Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	292,062,065
Class B Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	96,886,370